UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4764
Dreyfus Premier Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	07/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Municipal Bond Fund
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--106.2%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.3%
Jefferson County,
Sewer Revenue (Capital
Improvement Warrants)
(Insured; FGIC)	5.13	2/1/09	4,000,000 a	4,118,200
University of Alabama,
HR (Insured; MBIA)	5.75	9/1/10	3,000,000 a	3,196,020
Arizona--.7%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	4,000,000	3,826,800
Arkansas--.8%
Lake Hamilton School District
Number 005, GO Limited Tax
Capital Improvement (Insured;
AMBAC)	5.50	4/1/29	4,600,000	4,645,356
California--15.0%
California,
GO	5.63	5/1/10	2,530,000 a	2,681,345
California,
GO (Insured; MBIA)	4.25	8/1/33	14,775,000	13,626,835
California,
GO (Various Purpose)	5.25	11/1/27	5,000,000	5,256,150
California Department of Water
Resources, Power Supply Revenue	6.00	5/1/12	6,000,000 a	6,642,780
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	10,000,000	10,288,700
California Pollution Control
Financing Authority, PCR	5.90	6/1/14	12,710,000 b,c	14,213,148
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.25	3/1/45	2,505,000	2,544,654
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.88	6/1/13	2,170,000 a	2,613,114
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	1,920,000 a	2,314,310
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	5.75	6/1/47	10,840,000	11,179,834
Lincoln, Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project)	6.00	9/1/13	3,185,000 a	3,574,971
Port of Oakland,
Revenue (Insured; FGIC)	5.50	11/1/20	4,085,000	4,308,000
San Fransico Bay Area Rapid
Transit District, GO	5.00	8/1/32	5,000,000 d	5,236,050
Colorado--6.0%
Broomfield City and County,
COP (Open Space, Park and
Recreation Facilities Lease
Purchase Agreement) (Insured;
AMBAC)	5.50	12/1/20	1,000,000	1,046,790
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,165,659
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	55,000	55,796
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	3,010,000	3,163,329
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,264,800
Denver City and County,
Special Facilities Airport
Revenue (United Air Lines
Project)	5.25	10/1/32	3,000,000	2,910,540
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	5.75	9/1/10	5,500,000 a	5,901,665
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	8,250,000	8,738,070
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0.00	6/15/27	6,125,000	1,955,345
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	3,810,000	3,843,071
Connecticut--5.2%
Connecticut	5.75	6/15/11	8,000,000 b,c	8,419,640
Connecticut	5.50	12/15/15	7,400,000 b,c	8,230,613
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,345,000	4,598,096
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 b	8,089,360
Florida--1.9%

Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000 a	2,727,025
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	8,215,000	8,319,741
Georgia--1.7%
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project) (Insured;
AMBAC)	5.75	9/1/10	4,250,000 a	4,561,695
Georgia	5.25	7/1/10	5,000,000 a	5,204,500
Illinois--4.2%
Carol Stream,
First Mortgage Revenue
(Windsor Park Manor Project)	6.50	12/1/07	400,000	402,868
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,785,000	1,790,462
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	5.50	12/1/42	7,910,000	8,348,056
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	87,000	87,161
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	186,449
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	7,500,000	7,693,800
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA)	5.50	6/15/23	5,000,000	5,319,750
Kansas--1.5%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	2,760,000	2,920,439
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,157,580
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,236,370

Kentucky--2.3%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,262,630
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,826,200
Louisiana--.5%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,630,000	1,654,026
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,000,000	1,023,350
Maryland--.4%
Maryland Energy Financing
Administration, SWDR
(Wheelabrator Water
Technologies Baltimore LLC
Projects)	6.45	12/1/16	2,100,000	2,145,108
Massachusetts--3.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,035,000	10,185,517
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	5,000,000	5,012,950
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,482,169
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	3,000,000 a	3,159,870
Michigan--5.8%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	5,121,250
Michigan Building Authority,
Revenue (Residual Certificates)	5.50	10/15/17	10,000,000 b,c	10,580,700
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,725,000	7,701,671
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area

Number 3)	6.25	6/1/22	3,250,000	3,415,360
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	5,935,750
Minnesota--1.0%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000 a	2,130,300
Minnesota Housing Finance Agency,
Single Family Mortgage	5.95	1/1/17	440,000	443,784
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	3,000,000	3,198,150
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,885,000	1,895,895
Missouri--2.1%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,540,642
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,528,900
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.13	12/1/10	4,000,000 a	4,315,160
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.00	9/1/37	2,500,000	2,478,750
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	105,000	105,961
New Jersey--9.2%
New Jersey Economic Development
Authority, Revenue (Insured;
AMBAC)	5.25	6/15/15	4,990,000 b,c	5,254,470
New Jersey Economic Development
Authority, Revenue (Insured;
AMBAC)	5.25	6/15/16	4,990,000 b,c	5,254,470
New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 a	10,530

New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 a	10,530
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.50	1/1/10	6,000,000 a	6,242,340
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.00	1/1/11	12,700,000 b,c	13,593,191
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,135,000 a	5,951,362
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	18,500,000	2,737,445
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	14,560,000	13,435,968
New Mexico--1.2%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,460,817
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,327,550
New York--6.5%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	9,000,000	9,452,340
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,598,560
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	6.00	6/15/10	3,085,000 a	3,304,004
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	10,000,000	10,203,800
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA)	6.00	7/1/17	3,500,000	4,055,835
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)

(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,525,262
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	2,942,300
North Carolina--2.3%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,500,000	3,826,130
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,307,800
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	1,070,720
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	2,744,781
Ohio--4.9%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,265,920
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	7,000,000	7,618,100
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	3,115,000 a	3,253,960
Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000	6,365,490
Ohio Water Development Authority,
PCR (The Cleveland Electric
Illuminating Company Project)
(Insured; ACA)	6.10	8/1/20	7,300,000	7,453,884
Oklahoma--2.0%
McGee Creek Authority,
Water Revenue (Insured; MBIA)	6.00	1/1/13	8,025,000	8,474,480
Oklahoma Development Finance
Authority, Student Housing
Revenue (Seminole State
College Project)	5.13	9/1/36	3,000,000	2,937,690
Oregon--.7%
Portland,

Sewer System Revenue (Insured;
FGIC)	5.75	8/1/10	3,500,000 a	3,694,040
Pennsylvania--1.7%
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.85	4/20/36	4,210,000	4,457,885
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority, SWDR (USG
Corporation Project))	6.00	6/1/31	5,000,000 b,c	5,159,750
South Carolina--3.6%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	10,900,000 a,b,c	11,823,285
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	4,385,000	4,627,184
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	4,000,000	4,148,400
Tennessee--3.0%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	8,355,000	8,661,294
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	8,000,000	7,779,680
Shelby County Health, Educational
and Housing Facility Board,
MFHR (Cameron at Kirby Parkway
and Stonegate Apartments)	7.25	7/1/23	2,600,000 e	705,900
Texas--5.1%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	5,000,000 a	5,451,100
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	4.95	5/15/33	6,000,000	5,808,540
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American

Airlines Inc.)	5.50	11/1/30	3,000,000	2,861,700
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines, Inc.)	6.38	5/1/35	4,785,000	4,869,886
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	3,177,570
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,747,275
Wichita Falls,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	8/1/11	3,000,000 a	3,170,610
Virginia--1.9%
Virginia College Building
Authority, Educational
Facilities Revenue (The
Washington and Lee University
Project) (Insured; MBIA)	5.25	1/1/31	5,100,000	5,717,457
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.10	10/1/35	5,000,000 d	5,036,550
Washington--2.3%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
MBIA)	7.13	7/1/16	10,425,000	12,773,023
West Virginia--.9%
West Virginia,
GO State Road (Insured; MBIA)	5.75	6/1/10	2,500,000 a	2,653,350
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)	6.00	9/1/10	2,440,000 a	2,605,261
Wisconsin--4.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	4,495,000	4,692,735
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	13,350,000	14,563,382
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	5,982,460
U.S. Related--2.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement

Asset-Backed Bonds	0.00	5/15/50	10,400,000	724,152
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	10,000,000	375,900
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	4,000,000	4,406,000
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.25	7/1/13	6,000,000	6,451,980
Total Long-Term Municipal Investments
(cost $584,592,593)				602,555,108
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)	Value ($)

Kansas--.7%
Kansas Development Finance
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Liquidity Facility;
JPMorgan Chase Bank)	3.64	8/1/07	4,000,000 f	4,000,000
Utah--.6%
Salt Lake County,
PCR, Refunding (Service
Station Holdings Inc. Project)	3.70	8/1/07	3,500,000 f	3,500,000
Total Short-Term Municipal Investments
(cost $7,500,000)				7,500,000
Total Investments (cost $592,092,593)			107.5%	610,055,108
Liabilities, Less Cash and Receivables			(7.5%)	(42,536,905)
Net Assets			100.0%	567,518,203

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to $90,618,627 or 16.0% of net assets.
c	Collateral for floating rate borrowings.
d	Purchased on a delayed delivery basis.
e	Non-income producing security; interest payments in default.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)